Concentrations of Credit Risk	6 Months Ended
Jun. 30, 2026
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(20) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Six Months ended June 30,
	2025	% of sales	2026	% of sales
	RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	64,873	15.4	30,702	10.5
Fanhua RONS Insurance Sales & Service Co., Ltd.	*	*	32,086	11.0
Aeon Life Insurance Co., Ltd. (“Aeon”).	43167	10.2	*	*
Ruizhong Life Insurance Co., Ltd.	*	*	30,856	10.6
Subtotal	108,040	25.6	93,644	32.1

*	represented less than 10% of total net revenues for the period.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31, 2025%		As of June 30, 2026%
Sinatay	14,136	20.9%	*	*	%
Fanhua RONS Insurance Sales & Service Co., Ltd.	12,247	18.1%	12,240	16.6%
AVIVA-COFCO Life Insurance Co., Ltd.	9,795	14.5%	*	*	%
Ruizhong Life Insurance Co., Ltd.	8,602	12.7%	*	*	%
Subtotal	44,780	66.2%	12,240	16.6%

*	represented less than 10% of accounts receivable as of the period end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.